Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust IV
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik0001095726_SupplementTextBlock

NATIXIS FUNDS

Supplement dated December 29, 2011 to the Class A, Class B and Class C Prospectuses, the Class Y Prospectuses, and the Natixis Funds Statements of Additional Information ("SAI"), each dated May 1, 2011, as may be revised or supplemented from time to time.

AEW Real Estate Fund

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to AEW Real Estate Fund of the Class A, Class B and Class C Prospectus:

The Fund's Class A shares total return year to date as of September 30, 2011 was -5.05%.

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to AEW Real Estate Fund of the Class Y Prospectus:

The Fund's Class Y shares total return year to date as of September 30, 2011 was -4.84%.

Class ABC | AEW Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001095726_SupplementTextBlock

NATIXIS FUNDS

Supplement dated December 29, 2011 to the Class A, Class B and Class C Prospectuses, the Class Y Prospectuses, and the Natixis Funds Statements of Additional Information ("SAI"), each dated May 1, 2011, as may be revised or supplemented from time to time.

AEW Real Estate Fund

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to AEW Real Estate Fund of the Class A, Class B and Class C Prospectus:

The Fund's Class A shares total return year to date as of September 30, 2011 was -5.05%.

Class Y Shares | AEW Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001095726_SupplementTextBlock

NATIXIS FUNDS

Supplement dated December 29, 2011 to the Class A, Class B and Class C Prospectuses, the Class Y Prospectuses, and the Natixis Funds Statements of Additional Information ("SAI"), each dated May 1, 2011, as may be revised or supplemented from time to time.

AEW Real Estate Fund

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to AEW Real Estate Fund of the Class Y Prospectus:

The Fund's Class Y shares total return year to date as of September 30, 2011 was -4.84%.